Pay vs Performance Disclosure - USD ($)	2 Months Ended	3 Months Ended	7 Months Ended	12 Months Ended
	Jun. 04, 2022	Mar. 31, 2022	Dec. 31, 2022	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Pay vs Performance Disclosure [Table]
Pay vs Performance [Table Text Block]
PAY VERSUS PERFORMANCE

The information below presents the relationship between the compensation of the Company’s named executive officer and certain performance measures in accordance with Item 402(v) of Regulation
S-K.
For a discussion of the Company’s compensation programs and pay for performance philosophy, please refer to the section captioned “Compensation Discussion and Analysis,” above.
Fiscal Year 2022 Pay versus Performance Table

	Summary Compensation Table Total			Compensation Actually Paid					Value of Initial Fixed $100 Investment Based On:
Fiscal Year	Carrie Eglinton Manner ($) 1	Nancy Gagliano, M.D. ($) 2	Stephen S. Tang, Ph.D. ($) 3	Carrie Eglinton Manner ($) 4	Nancy Gaglianio, M.D. ($) 4	Stephen S. Tang, Ph.D. ($) 4	Average Summary Compensation Table Total for Non-PEO NEOs ($) 5	Average Compensation Actually Paid to Non-PEO NEOs ($) 6	Total Stockholder Return ($) 7	Peer Group Total Stockholder Return ($) 8	Net Loss (in thousands) ($) 9	Total Revenue (millions) ($) 10
2022	6,746,923	940,292	2,769,508	6,645,396	347,561	714,651	1,457,621	751,486	60.02	99.31	(17,934)	387.5
2021	—	—	2,959,781	—	—	2,697,616	1,088,815	808,537	108.22	125.43	(22,998)	233.7
2020	—	—	3,085,421	—	—	3,888,690	1,601,825	1,595,129	131.82	130.04	(14,922)	171.7

1	During fiscal year 2022, Ms. Eglinton Manner was appointed as our President and CEO effective June 4, 2022. Dr. Gagliano resigned effective June 4, 2022 from her position as the Company’s interim CEO.

2	During fiscal year 2022, Dr. Gagliano was appointed as our Interim CEO effective April 1, 2022 following Dr. Tang’s termination on March 31, 2022.

3	During fiscal years 2022, 2021 and 2020, Dr. Tang served as our President and CEO for all or a portion of the year. Dr. Tang’s employment with the Company as CEO ended on March 31, 2022.

4
Represents amounts of “compensation actually paid” to each of our CEO’s in each of 2022, 2021, and 2020 as computed in accordance with Item 402(v) of Regulation
S-K,
not the actual amount of compensation earned by or paid to each of our CEO’s during fiscal year 2022. The table below reflects the adjustments made from the amounts reported in the “Total” column of the Summary Compensation Table for each year to calculate the amounts set forth in “Compensation Actually Paid to PEO” column in the table above.

	Carrie Eglinton Manner 2022 ($)	Nancy Gagliano, M.D. 2022 ($)		Stephen S. Tang, Ph.D.
				2022 ($)	2021($) (a)	2020 ($) (a)

Summary Compensation Table Total	6,746,923	940,292		2,769,508	2,959,781	3,085,421

Grant Date Fair Value of Option Awards and Stock Awards Granted in Fiscal Year	(5,600,000)	(770,000	) b	(834,913)	(1,946,860)	(1,218,000)

Fair Value at Fiscal Year-End of Outstanding and Unvested Option Awards and Stock Awards Granted in Fiscal Year	5,498,473	—		—	1,337,758	1,799,376

Change in Fair Value of Outstanding and Unvested Option Awards and Stock Awards Granted in Prior Fiscal Years	—	(40,879)		—	132,795	237,531

Fair Value at Vesting of Option Awards and Stock Awards Granted in Fiscal Year That Vested During Fiscal Year	—	218,148		664,350	—	—

Change in Fair Value as of Vesting Date of Option Awards and Stock Awards Granted in Prior Fiscal Years For Which Applicable Vesting Conditions Were Satisfied During Fiscal Year	—	—		(1,387,479)	214,142	(15,638)

Fair Value as of Prior Fiscal Year-End of Option Awards and Stock Awards Granted in Prior Fiscal Years That Failed to Meet Applicable Vesting Conditions During Fiscal Year	—	—		(496,815)	—	—

Compensation Actually Paid to PEOs	6,645,396	347,561		714,651	2,697,616	3,888,690

(a)
The fair values of time-based equity awards and performance-based restricted share units granted in 2020 are based on the closing price of the Company’s common shares as reported on the NASDAQ on the relevant valuation date. Performance-based restricted share units granted in 2021 were valued on the relevant valuation date using a Monte Carlo simulation model in accordance with the provisions of ASC Topic 718 using the following assumptions: (A) for valuations as of December 31, 2021, a risk free interest rate of 0.73% and share price volatility of 75.82%, for valuations on December 31, 2022, a risk free interest rate of 4.67% and share price volatility of 60.57%.” Note that the reference to valuations on December 31, 2022 is appropriate as this relates to the valuation of the 2021 PRUs as of December 31, 2022.

(b)
Dr. Gagliano received, as part of her Interim CEO agreement, a sign-on equity grant consisting of $100,000 of fully vested shares (14,815 shares) and $670,000 of restricted stock units (99,259 restricted stock units) which vest in equal monthly installments beginning on April 30, 2022, subject to continued employment as Interim CEO. Dr. Gagliano vested in 24,815 units of the 99,259 restricted stock units granted prior to her resignation as Interim CEO in June 2022, and accordingly, 74,444 units of her restricted stock unit award were forfeited.

5	Our Non-PEO NEOs includes the individuals indicated in the table below for each fiscal year:

Year	Non-PEO NEOs
2022	Kathleen Weber, Lisa Nibauer, Agnieszka Gallagher, Scott Gleason
2021	Kathleen Weber, Jack Jerrett, Roberto Cuca, Agnieszka Gallagher, Scott Gleason
2020	Kathleen Weber, Jack Jerrett, Roberto Cuca, Anthony Zezzo, Lisa Nibauer

6
Represents amounts of average “compensation actually paid” as computed in accordance with Item 402(v) of Regulation
S-K,
not the actual average amount of compensation earned by or paid to the Company’s named executive officers, except for Dr. Tang with respect to fiscal years 2022, 2021, and 2020 and Mses. Gagliano and Eglinton Manner with respect to fiscal year 2022. The table below reflects the adjustments made from the amounts reported in the “Total” column of the Summary Compensation Table for the named executive officers as a group (excluding Dr. Tang and Mses. Gagliano and Eglinton Manner, as applicable) each year to calculate the amounts set forth in “Compensation Actually Paid to non-PEO
NEOs” column in the table above, using the same methodology as set forth in footnote 4, above.

	NEO Averages

	2022($)	2021 ($) (a)	2020 ($) (a)

Summary Compensation Table Total	1,457,621	1,088,815	1,601,825

Grant Date Fair Value of Option Awards and Stock Awards Granted in Fiscal Year	(729,670)	(552,646)	(766,909)

Fair Value at Fiscal Year-End of Outstanding and Unvested Option Awards and Stock Awards Granted in Fiscal Year	293,934	353,108	625,180

Change in Fair Value of Outstanding and Unvested Option Awards and Stock Awards Granted in Prior Fiscal Years	(102,310)	43,223	59,438

Fair Value at Vesting of Option Awards and Stock Awards Granted in Fiscal Year That Vested During Fiscal Year	85,437	29,005	80,708

Change in Fair Value as of Vesting Date of Option Awards and Stock Awards Granted in Prior Fiscal Years For Which Applicable Vesting Conditions Were Satisfied During Fiscal Year	(103,440)	59,492	(5,113)

Fair Value as of Prior Fiscal Year-End of Option Awards and Stock Awards Granted in Prior Fiscal Years That Failed to Meet Applicable Vesting Conditions During Fiscal Year	(150,086)	(212,460)	—

Compensation Actually Paid to NEOs	751,486	808,537	1,595,129

(a)
The fair values of time-based equity awards and performance-based restricted share units granted in 2020 are based on the closing price of the Company’s common shares as reported on the NASDAQ on the relevant valuation date. Performance-based restricted share units granted in 2021 were valued on the relevant valuation date using a Monte Carlo simulation model in accordance with the provisions of ASC Topic 718 using the following assumptions: (A) for valuations on December 31, 2021, a risk free interest rate of 0.73% and share price volatility of 75.82%. The fair value of non-qualified
stock options granted to Ms. Gallagher as of December 31, 2021 were valued using a Black Scholes model in accordance with the provision of ASC Topic 718 using the following assumptions: an expected term of 2 years, a risk-free interest rate of 0.73%, a dividend yield of 0% and share price volatility of 75.82%.

7
For the relevant fiscal year, represents the cumulative total shareholder return (TSR) of OraSure Technologies, Inc. for the measurement periods ending on December 31 of each of 2022, 2021, and 2020, respectively.

8
For the relevant fiscal year, represents the cumulative total shareholder return (TSR) of NASDAQ Health Care Index for the measurement periods ending on December 31 of each of 2022, 2021, and 2020, respectively.

9
Reflects GAAP “Net Income (Loss)” in the Company’s Consolidated Statement of Operations included in the Company’s Annual Report on Form
10-K
for each of the years ended December 31, 2022, 2021, and 2020.

10	Represents “Net Revenues” in the Company’s Consolidated Statement of Operations included in the Company’s Annual Report on Form 10-K for each of the years ended December 31, 2022, 2021, and 2020.

Company Selected Measure Name				Total Revenue
Named Executive Officers, Footnote [Text Block]	Our
Non-PEO
NEOs includes the individuals indicated in the table below for each fiscal year:

Year	Non-PEO NEOs
2022	Kathleen Weber, Lisa Nibauer, Agnieszka Gallagher, Scott Gleason
2021	Kathleen Weber, Jack Jerrett, Roberto Cuca, Agnieszka Gallagher, Scott Gleason
2020	Kathleen Weber, Jack Jerrett, Roberto Cuca, Anthony Zezzo, Lisa Nibauer

Peer Group Issuers, Footnote [Text Block]
For the relevant fiscal year, represents the cumulative total shareholder return (TSR) of NASDAQ Health Care Index for the measurement periods ending on December 31 of each of 2022, 2021, and 2020, respectively.

Adjustment To PEO Compensation, Footnote [Text Block]
4
Represents amounts of “compensation actually paid” to each of our CEO’s in each of 2022, 2021, and 2020 as computed in accordance with Item 402(v) of Regulation
S-K,
not the actual amount of compensation earned by or paid to each of our CEO’s during fiscal year 2022. The table below reflects the adjustments made from the amounts reported in the “Total” column of the Summary Compensation Table for each year to calculate the amounts set forth in “Compensation Actually Paid to PEO” column in the table above.

	Carrie Eglinton Manner 2022 ($)	Nancy Gagliano, M.D. 2022 ($)		Stephen S. Tang, Ph.D.
				2022 ($)	2021($) (a)	2020 ($) (a)

Summary Compensation Table Total	6,746,923	940,292		2,769,508	2,959,781	3,085,421

Grant Date Fair Value of Option Awards and Stock Awards Granted in Fiscal Year	(5,600,000)	(770,000	) b	(834,913)	(1,946,860)	(1,218,000)

Fair Value at Fiscal Year-End of Outstanding and Unvested Option Awards and Stock Awards Granted in Fiscal Year	5,498,473	—		—	1,337,758	1,799,376

Change in Fair Value of Outstanding and Unvested Option Awards and Stock Awards Granted in Prior Fiscal Years	—	(40,879)		—	132,795	237,531

Fair Value at Vesting of Option Awards and Stock Awards Granted in Fiscal Year That Vested During Fiscal Year	—	218,148		664,350	—	—

Change in Fair Value as of Vesting Date of Option Awards and Stock Awards Granted in Prior Fiscal Years For Which Applicable Vesting Conditions Were Satisfied During Fiscal Year	—	—		(1,387,479)	214,142	(15,638)

Fair Value as of Prior Fiscal Year-End of Option Awards and Stock Awards Granted in Prior Fiscal Years That Failed to Meet Applicable Vesting Conditions During Fiscal Year	—	—		(496,815)	—	—

Compensation Actually Paid to PEOs	6,645,396	347,561		714,651	2,697,616	3,888,690

(a)
The fair values of time-based equity awards and performance-based restricted share units granted in 2020 are based on the closing price of the Company’s common shares as reported on the NASDAQ on the relevant valuation date. Performance-based restricted share units granted in 2021 were valued on the relevant valuation date using a Monte Carlo simulation model in accordance with the provisions of ASC Topic 718 using the following assumptions: (A) for valuations as of December 31, 2021, a risk free interest rate of 0.73% and share price volatility of 75.82%, for valuations on December 31, 2022, a risk free interest rate of 4.67% and share price volatility of 60.57%.” Note that the reference to valuations on December 31, 2022 is appropriate as this relates to the valuation of the 2021 PRUs as of December 31, 2022.

(b)
Dr. Gagliano received, as part of her Interim CEO agreement, a sign-on equity grant consisting of $100,000 of fully vested shares (14,815 shares) and $670,000 of restricted stock units (99,259 restricted stock units) which vest in equal monthly installments beginning on April 30, 2022, subject to continued employment as Interim CEO. Dr. Gagliano vested in 24,815 units of the 99,259 restricted stock units granted prior to her resignation as Interim CEO in June 2022, and accordingly, 74,444 units of her restricted stock unit award were forfeited.

Non-PEO NEO Average Total Compensation Amount				$ 1,457,621	$ 1,088,815	$ 1,601,825
Non-PEO NEO Average Compensation Actually Paid Amount				$ 751,486	808,537	1,595,129
Adjustment to Non-PEO NEO Compensation Footnote [Text Block]
6
Represents amounts of average “compensation actually paid” as computed in accordance with Item 402(v) of Regulation
S-K,
not the actual average amount of compensation earned by or paid to the Company’s named executive officers, except for Dr. Tang with respect to fiscal years 2022, 2021, and 2020 and Mses. Gagliano and Eglinton Manner with respect to fiscal year 2022. The table below reflects the adjustments made from the amounts reported in the “Total” column of the Summary Compensation Table for the named executive officers as a group (excluding Dr. Tang and Mses. Gagliano and Eglinton Manner, as applicable) each year to calculate the amounts set forth in “Compensation Actually Paid to non-PEO
NEOs” column in the table above, using the same methodology as set forth in footnote 4, above.

	NEO Averages

	2022($)	2021 ($) (a)	2020 ($) (a)

Summary Compensation Table Total	1,457,621	1,088,815	1,601,825

Grant Date Fair Value of Option Awards and Stock Awards Granted in Fiscal Year	(729,670)	(552,646)	(766,909)

Fair Value at Fiscal Year-End of Outstanding and Unvested Option Awards and Stock Awards Granted in Fiscal Year	293,934	353,108	625,180

Change in Fair Value of Outstanding and Unvested Option Awards and Stock Awards Granted in Prior Fiscal Years	(102,310)	43,223	59,438

Fair Value at Vesting of Option Awards and Stock Awards Granted in Fiscal Year That Vested During Fiscal Year	85,437	29,005	80,708

Change in Fair Value as of Vesting Date of Option Awards and Stock Awards Granted in Prior Fiscal Years For Which Applicable Vesting Conditions Were Satisfied During Fiscal Year	(103,440)	59,492	(5,113)

Fair Value as of Prior Fiscal Year-End of Option Awards and Stock Awards Granted in Prior Fiscal Years That Failed to Meet Applicable Vesting Conditions During Fiscal Year	(150,086)	(212,460)	—

Compensation Actually Paid to NEOs	751,486	808,537	1,595,129

(a)
The fair values of time-based equity awards and performance-based restricted share units granted in 2020 are based on the closing price of the Company’s common shares as reported on the NASDAQ on the relevant valuation date. Performance-based restricted share units granted in 2021 were valued on the relevant valuation date using a Monte Carlo simulation model in accordance with the provisions of ASC Topic 718 using the following assumptions: (A) for valuations on December 31, 2021, a risk free interest rate of 0.73% and share price volatility of 75.82%. The fair value of non-qualified
stock options granted to Ms. Gallagher as of December 31, 2021 were valued using a Black Scholes model in accordance with the provision of ASC Topic 718 using the following assumptions: an expected term of 2 years, a risk-free interest rate of 0.73%, a dividend yield of 0% and share price volatility of 75.82%.

Compensation Actually Paid vs. Total Shareholder Return [Text Block]
Compensation Actually Paid vs. Net Income [Text Block]
Compensation Actually Paid vs. Company Selected Measure [Text Block]
Total Shareholder Return Vs Peer Group [Text Block]
Tabular List [Table Text Block]
Tabular List of Performance Measures
The following table lists the financial performance measures that the Company considers to be the most important financial performance measures used by the Company to link compensation actually paid to its named executive officers for the most recently completed fiscal year to performance of the Company.

Important Financial Performance Measures
Net Revenues
Adjusted Operating Income
Income Before Interest and Taxes
Stock Price

Total Shareholder Return Amount				$ 60.02	108.22	131.82
Peer Group Total Shareholder Return Amount				99.31	125.43	130.04
Net Income (Loss)				$ (17,934,000)	$ (22,998,000)	$ (14,922,000)
Company Selected Measure Amount				387,500,000	233,700,000	171,700,000
Measure [Axis]: 1
Pay vs Performance Disclosure [Table]
Measure Name				Net Revenues
Measure [Axis]: 2
Pay vs Performance Disclosure [Table]
Measure Name				Adjusted Operating Income
Measure [Axis]: 3
Pay vs Performance Disclosure [Table]
Measure Name				Income Before Interest and Taxes
Measure [Axis]: 4
Pay vs Performance Disclosure [Table]
Measure Name				Stock Price
Carrie Eglinton Manner [Member]
Pay vs Performance Disclosure [Table]
PEO Total Compensation Amount				$ 6,746,923
PEO Actually Paid Compensation Amount				6,645,396
PEO Name			Ms. Eglinton Manner
Nancy Gagliano, M.D. [Member]
Pay vs Performance Disclosure [Table]
PEO Total Compensation Amount				940,292
PEO Actually Paid Compensation Amount				347,561
PEO Name	Dr. Gagliano
Stephen S. Tang, Ph.D. [Member]
Pay vs Performance Disclosure [Table]
PEO Total Compensation Amount				2,769,508	$ 2,959,781	$ 3,085,421
PEO Actually Paid Compensation Amount				714,651	$ 2,697,616	$ 3,888,690
PEO Name		Dr. Tang			Dr. Tang	Dr. Tang
PEO [Member] | Carrie Eglinton Manner [Member] | Grant Date Fair Value of Option Awards and Stock Awards Granted in Fiscal Year [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount				(5,600,000)
PEO [Member] | Carrie Eglinton Manner [Member] | Fair Value at Fiscal YearEnd of Outstanding and Unvested Option Awards and Stock Awards Granted in Fiscal Year [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount				5,498,473
PEO [Member] | Nancy Gagliano, M.D. [Member] | Grant Date Fair Value of Option Awards and Stock Awards Granted in Fiscal Year [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount				(770,000)
PEO [Member] | Nancy Gagliano, M.D. [Member] | Fair Value of Outstanding and Unvested Option Awards and Stock Awards Granted in Prior Fiscal Years [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount				(40,879)
PEO [Member] | Nancy Gagliano, M.D. [Member] | Fair Value at Vesting of Option Awards and Stock Awards Granted in Fiscal Year That Vested During Fiscal Year [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount				218,148
PEO [Member] | Stephen S. Tang, Ph.D. [Member] | Grant Date Fair Value of Option Awards and Stock Awards Granted in Fiscal Year [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount				(834,913)	$ (1,946,860)	$ (1,218,000)
PEO [Member] | Stephen S. Tang, Ph.D. [Member] | Fair Value at Fiscal YearEnd of Outstanding and Unvested Option Awards and Stock Awards Granted in Fiscal Year [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount					1,337,758	1,799,376
PEO [Member] | Stephen S. Tang, Ph.D. [Member] | Fair Value of Outstanding and Unvested Option Awards and Stock Awards Granted in Prior Fiscal Years [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount					132,795	237,531
PEO [Member] | Stephen S. Tang, Ph.D. [Member] | Fair Value at Vesting of Option Awards and Stock Awards Granted in Fiscal Year That Vested During Fiscal Year [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount				664,350
PEO [Member] | Stephen S. Tang, Ph.D. [Member] | Fair Value as of Vesting Date of Option Awards and Stock Awards Granted in Prior Fiscal Years For Which Applicable [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount				(1,387,479)	214,142	(15,638)
PEO [Member] | Stephen S. Tang, Ph.D. [Member] | Fair Value as of Prior Fiscal YearEnd of Option Awards and Stock Awards Granted in Prior Fiscal Years That Failed to Meet Applicable Vesting Conditions During Fiscal Year [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount				(496,815)
Non-PEO NEO [Member] | Grant Date Fair Value of Option Awards and Stock Awards Granted in Fiscal Year [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount				(729,670)	(552,646)	(766,909)
Non-PEO NEO [Member] | Fair Value at Fiscal YearEnd of Outstanding and Unvested Option Awards and Stock Awards Granted in Fiscal Year [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount				293,934	353,108	625,180
Non-PEO NEO [Member] | Fair Value of Outstanding and Unvested Option Awards and Stock Awards Granted in Prior Fiscal Years [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount				(102,310)	43,223	59,438
Non-PEO NEO [Member] | Fair Value at Vesting of Option Awards and Stock Awards Granted in Fiscal Year That Vested During Fiscal Year [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount				85,437	29,005	80,708
Non-PEO NEO [Member] | Fair Value as of Vesting Date of Option Awards and Stock Awards Granted in Prior Fiscal Years For Which Applicable [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount				(103,440)	59,492	$ (5,113)
Non-PEO NEO [Member] | Fair Value as of Prior Fiscal YearEnd of Option Awards and Stock Awards Granted in Prior Fiscal Years That Failed to Meet Applicable Vesting Conditions During Fiscal Year [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount				$ (150,086)	$ (212,460)